Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of balances and transactions with related parties

	2024	2023

Assets
Trade receivables (i)	507	693
Other assets (ii)	597	285
	1,104	978
Current	1,010	792
Non-current	94	186

	2024	2023	2022

Other income (expenses)
UEPC (i)	517	465	477
EMIVE Patrulha 24 Horas Ltda. (iii)	(7)	(6)	-
	510	459	477

Leases payments (iv)
RVL Esteves Gestão Imobiliária S.A.	25,747	23,434	20,394
UNIVAÇO Patrimonial Ltda.	3,633	3,582	3,409
IESVAP Patrimonial Ltda.	5,244	5,170	4,920
	34,624	32,186	28,723

(i)	Refers to sales of educational content to UEPC.
(ii)	Refers to expenses to be reimbursed by Bertelsmann.
(iii)	Refers to amounts of expenses related to security services provided by a company of which one of Afya’s main shareholders has significant influence.
(iv)	The carrying amounts of lease liabilities with related parties as of December 31, 2024 totaled R$242,703 (December 31, 2023: R$223,496).

Schedule of key management personnel compensation

	2024	2023	2022

Short-term employee benefits	21,171	16,979	13,564
Share-based compensation plans	19,884	21,380	13,116
	41,055	38,359	26,680